Note 5 - Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation	$ 750,000	$ 676,000	$ 591,000